Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Multi-Manager International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Manager International Equity Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Multi-Manager International Equity Fund (the “Fund”) seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2023 was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in non-U.S. issuers. A non-U.S. issuer is an issuer economically tied to a country other than the United States. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and American and international depositary receipts. Exchange-traded funds (“ETFs”) that provide exposure to such investments are treated as such investments for purposes of this policy. In addition, such investments may include futures, options, swaps and other instruments with similar economic exposures to equity investments in non-U.S. issuers.The Fund uses a multi-manager approach and generally seeks to achieve its investment objective by dynamically allocating its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser.The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries. The Fund is not subject to any limits on the market capitalization of securities in which it may invest and, from time to time, may invest in shares of companies through initial public offerings (“IPOs”). The Fund may also invest in fixed income securities and may engage in certain other investment techniques consistent with its overall investment objective.The Fund may invest without limitation in, or obtain exposure to, securities that are denominated in currencies other than the U.S. dollar. The Fund may use currency management techniques, such as forward foreign currency contracts, for investment or hedging purposes.The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and nonhedging purposes (although an Underlying Manager may not be required to hedge any of the Fund’s positions or to use derivatives). The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices, interest rate futures, currency futures and swap futures; (ii) swaps, including currency, interest rate, total return, variance, credit default and security and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; and (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.The Investment Adviser may select an Underlying Manager to pursue a sub-strategy with an objective of providing investment results that seek to correspond, before fees and expenses, to the performance of a specified index (an “index-tracking strategy”). From time to time, the Investment Adviser may also, for short or longer-term periods, select a transition manager to transition a portion of Fund assets from one Underlying Manager to another, or, at the direction of the Investment Adviser, to implement an index tracking strategy. In addition, the Investment Adviser or an Underlying Manager, on behalf of the Fund, may obtain passive exposure to a particular sub-asset class from time to time by making an index-based investment (e.g., in an ETF).Management ProcessThe Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the Underlying Managers and recommend their hiring, termination and replacement. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order.In accordance with a separate exemptive order that the Fund and the Investment Adviser have obtained from the SEC, the Board of Trustees may enter into a new sub-advisory agreement or materially amend an existing sub-advisory agreement with an Underlying Manager at a meeting that is not in person, subject to certain conditions, including that the Board of Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.The Investment Adviser determines the percentage of the Fund’s portfolio allocated to each Underlying Manager in order to seek to achieve the Fund’s investment objective. The Investment Adviser’s External Investing Group (“XIG”) is responsible for making recommendations with respect to hiring, terminating, or replacing the Fund’s Underlying Managers, as well as the Fund’s asset allocations. With respect to the Fund, XIG applies a multifaceted process with respect to manager due diligence, portfolio construction, and risk management.Each Underlying Manager acts independently from the others and has discretion to invest its portion of the Fund’s assets. Each Underlying Manager utilizes its own distinct investment style and investment process in buying and selling securities.Additional InformationThe Fund’s benchmark index is the MSCI Europe, Australasia and Far East (EAFE) Index (the “MSCI® EAFE® Index”) (Net, USD, Unhedged).
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling the phone number on the back cover of the Prospectus.Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class P Shares from year to year; and (b) how the average annual total returns of the Fund’s Class P Shares compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS P)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return19.72%June 30, 2020Worst Quarter Return-23.68%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2023
Multi-Manager International Equity Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Multi-Manager International Equity Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Multi-Manager International Equity Fund | Asset Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Risk. The Fund’s allocations to the various asset classes and to the Underlying Managers may cause the Fund to underperform other funds with a similar investment objective.
Multi-Manager International Equity Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund's use of options, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Multi-Manager International Equity Fund | Foreign and Emerging Countries Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks are more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging markets countries.
Multi-Manager International Equity Fund | Geographic Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, it will subject the Fund, to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Multi-Manager International Equity Fund | Index Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index/Tracking Error Risk. To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of the Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Multi-Manager International Equity Fund | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Multi-Manager International Equity Fund | Large Shareholder Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders or certain investment advisers whose discretionary clients make up a large percentage of the Fund’s shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Multi-Manager International Equity Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell at the desired times and prices. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions and prices. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund's investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Multi-Manager International Equity Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Multi-Manager International Equity Fund | Mid Cap and Small Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Multi-Manager International Equity Fund | Multi Manager Approach Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multi-Manager Approach Risk. The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. Underlying Managers make investment decisions independently of one another, and may make decisions that conflict with each other. For example, it is possible that an Underlying Manager may purchase an investment for the Fund at the same time that another Underlying Manager sells the same investment, resulting in higher expenses without accomplishing any net investment result; or that several Underlying Managers purchase the same investment at the same time, without aggregating their transactions, resulting in higher expenses. Moreover, the Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund.The Investment Adviser and the Fund have received an exemptive order from the SEC that permits the Investment Adviser to engage additional Underlying Managers, to enter into subadvisory agreements with those Underlying Managers, and to materially amend any existing subadvisory agreement with Underlying Managers, upon the approval of the Board of Trustees and without shareholder approval.
Multi-Manager International Equity Fund | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. By investing in other investment companies (including ETFs), investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund.
Multi-Manager International Equity Fund | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Multi-Manager International Equity Fund | Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Multi-Manager International Equity Fund | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	381
10 Years	rr_ExpenseExampleYear10	$ 869
2016	rr_AnnualReturn2016	0.49%
2017	rr_AnnualReturn2017	29.00%
2018	rr_AnnualReturn2018	(12.48%)
2019	rr_AnnualReturn2019	26.21%
2020	rr_AnnualReturn2020	13.93%
2021	rr_AnnualReturn2021	12.42%
2022	rr_AnnualReturn2022	(15.73%)
2023	rr_AnnualReturn2023	20.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
1 Year	rr_AverageAnnualReturnYear01	20.43%
5 Years	rr_AverageAnnualReturnYear05	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Multi-Manager International Equity Fund | Return After Taxes on Distributions | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.16%
5 Years	rr_AverageAnnualReturnYear05	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Multi-Manager International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class P Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	8.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Multi-Manager International Equity Fund | MSCI® EAFE® Index (Net, USD, Unhedged) (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers; and (ii) limit “total annual operating expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.57% of average daily net assets. Because the amount of the waiver shown in the Fund’s expense table can fluctuate based on fees paid to the Fund’s Underlying Managers, the amount may vary from year to year. These arrangements will remain in effect through at least February 28, 2025 and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.